FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 52,590	$ 60,253
Moratorium	46,037	67,130
Notes	265,000	265,000
Interest on convertible notes	19,047	26,666
Total contractual obligations	382,674	$ 419,049
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	52,590
Moratorium	9,085
Notes	0
Interest on convertible notes	7,619
Total contractual obligations	69,294
1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Moratorium	36,952
Notes	265,000
Interest on convertible notes	11,428
Total contractual obligations	313,380
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Moratorium	0
Notes	0
Interest on convertible notes	0
Total contractual obligations	0
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0
Moratorium	0
Notes	0
Interest on convertible notes	0
Total contractual obligations	$ 0